Note 16 - Contingencies, Environmental And Legal Matters	12 Months Ended
Dec. 31, 2013
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
16. CONTINGENCIES, ENVIRONMENTAL AND LEGAL MATTERS

Asset Retirement Obligations

The Company has recognized asset retirement obligations (“AROs”) for properties where it can make a reasonable estimate of the future expenditures necessary to satisfy the related obligations. The Company considers identified legally enforceable obligations, estimated settlement dates and appropriate discount and inflation rates in calculating the fair value of its AROs. At December 31, 2013 (Successor) and December 31, 2012 (Predecessor), the Company has accrued $4,765 and $2,283, respectively, for its AROs at sites in the U.S., Europe and Japan.  The AROs are included in the other long-term liabilities in the Consolidated Balance Sheets as of December 31, 2013 and December 31, 2012. Changes in the Company’s AROs for the Successor and Predecessor 2013 Periods  are as follows:

Successor:
Balance, April 23, 2013 (inception)	$-
Acquisitions	2,206
Additional obligations incurred	2,558
Accretion expense	31
Foreign currency adjustments	(30)
Balance, December 31, 2013	$4,765

Predecessor:
Balance, December 31, 2012	$2,283
Settlements	(96)
Accretion expense	117
Foreign currency adjustments	(98)
Balance, October 31, 2013	$2,206

Changes in the Company’s AROs for the years ended December 31, 2012 and 2011, respectively, are as follows:

Predecessor:
Balance, December 31, 2011	$2,497
Additional obligations incurred	100
Settlements	(259)
Accretion expense	227
Revisions	(200)
Foreign currency adjustments	(82)
Balance, December 31, 2012	$2,283

Predecessor:
Balance, December 31, 2010	$2,283
Accretion expense	170
Foreign currency adjustments	44
Balance, December 31, 2011	$2,497

Environmental

The Company is a manufacturer and distributor of specialty chemical products, and is exposed to claims with respect to environmental cleanup or other matters, including those in connection with the disposal of hazardous materials.  The Company is subject to extensive domestic and foreign laws and regulations relating to environmental protection and worker health and safety, including those governing discharges of pollutants into the air and water, the management and disposal of hazardous substances and wastes, and the cleanup of contaminated properties.  The Company has incurred, and will continue to incur, costs and capital expenditures in complying with these laws and regulations.  Additional costs could be incurred, including cleanup costs, fines, sanctions, and third-party claims, as a result of violations of or liabilities under environmental laws.

Remediation activities vary substantially in duration and cost from site to site. These activities, and their associated costs, depend on the mix of unique site characteristics, evolving remediation technologies, diverse regulatory agencies and enforcement policies, as well as the presence or absence of potentially responsible parties. The Company has received notices of violation with respect to instances of non-compliance with environmental laws. A number of facilities and former facilities of the Company have been environmentally impacted from historic operations and some facilities are in the process of being investigated and remediated.  As of December 31, 2013 (Successor) and December 31, 2012 (Predecessor), $2,896 and $2,142, respectively, was reserved for various environmental matters. Ultimate costs may vary from current estimates, and the discovery of additional contaminants at these facilities or other sites, or the imposition of additional cleanup obligations or third-party claims relating thereto could result in additional costs.  The Company’s management believes that any possible losses related to environmental remediation in addition to the amounts recorded as of December 31, 2013 (Successor) and December 31, 2012 (Predecessor) would not be material to the consolidated financial position, results of operations or cash flows.

Legal Proceedings

From time to time, the Company is involved in various legal proceedings in the normal course of its business. MacDermid believes that the resolution of these claims, to the extent not covered by insurance, will not individually or in the aggregate, have a material adverse effect on its consolidated financial position, results of operations or cash flows. As of December 31, 2013 (Successor) and December 31, 2012 (Predecessor), the Company has reserved approximately $2,881 and $1,041, respectively, for its outstanding legal proceedings.